ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Accounts receivable	$4,795	$3,240
Less: allowance for doubtful accounts	(527)	-
Accounts receivable, net	4,268	3,240
Notes receivable	228	-
Total accounts and notes receivable	$4,496	$3,240

Schedule Of Allowance For Doubtful Accounts Receivable [Table Text Block]
An analysis of allowance for the doubtful accounts is as follows:

	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Balance at the beginning of the year	$-	$(456)
Bad debt expense	(527)	-
Write offs	-	456
Balance at the end of the year	$(527)	$-